FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 50.2%
	Beverages — 5.0%
21,361	Coca-Cola (The) Co. (a)	$1,355,996
	Biotechnology — 5.0%
4,728	Amgen, Inc. (a)	1,349,466
	Communications Equipment — 5.0%
22,403	Cisco Systems, Inc. (a)	1,357,622
	Diversified Telecommunication Services — 5.0%
34,405	Verizon Communications, Inc. (a)	1,355,213
	Hotels, Restaurants & Leisure — 5.1%
4,720	McDonald’s Corp.	1,362,664
	Household Products — 5.0%
8,168	Procter & Gamble (The) Co.	1,355,806
	IT Services — 5.1%
5,349	International Business Machines Corp. (a)	1,367,739
	Oil, Gas & Consumable Fuels — 5.0%
9,089	Chevron Corp. (a)	1,355,988
	Pharmaceuticals — 10.0%
8,925	Johnson & Johnson (a)	1,357,939
13,696	Merck & Co., Inc.	1,353,439
		2,711,378
	Total Common Stocks	13,571,872
	(Cost $13,026,712)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 73.6%
$20,692,000	United States Treasury Bill	(b)	01/22/26	19,883,698
	(Cost $19,887,664)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
227,637	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (c)	227,637
	(Cost $227,637)
	Total Investments — 124.7%	33,683,207
	(Cost $33,142,013)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.1%
	Call Options Purchased — 0.1%
48	Amgen, Inc.	$1,370,016	$429.05	01/26/26	6,432
91	Chevron Corp.	1,357,629	225.72	01/26/26	1,820
224	Cisco Systems, Inc.	1,357,440	91.75	01/26/26	5,376
214	Coca-Cola (The) Co.	1,358,472	95.47	01/26/26	214
53	International Business Machines Corp.	1,355,210	383.15	01/26/26	13,568
89	Johnson & Johnson	1,354,135	228.15	01/26/26	178
47	McDonald’s Corp.	1,356,890	434.28	01/26/26	940
137	Merck & Co., Inc.	1,353,834	149.17	01/26/26	7,261

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS (Continued)
	Call Options Purchased (Continued)
82	Procter & Gamble (The) Co.	$1,361,118	$248.99	01/26/26	$1,394
345	Verizon Communications, Inc.	1,358,955	59.48	01/26/26	3,450
	Total Purchased Options				40,633
	(Cost $42,697)
WRITTEN OPTIONS — (23.8)%
	Call Options Written — (0.1)%
(3)	Amgen, Inc.	(85,626)	285.00	02/07/25	(2,115)
(13)	Chevron Corp.	(193,947)	157.50	01/31/25	(13)
(7)	Chevron Corp.	(104,433)	150.00	02/07/25	(924)
(45)	Cisco Systems, Inc.	(272,700)	62.00	01/31/25	(45)
(24)	Cisco Systems, Inc.	(145,440)	61.00	02/07/25	(1,104)
(7)	Coca-Cola (The) Co.	(44,436)	64.00	02/07/25	(315)
(21)	International Business Machines Corp.	(536,970)	255.00	02/07/25	(10,920)
(6)	Johnson & Johnson	(91,290)	152.50	02/07/25	(678)
(17)	McDonald’s Corp.	(490,790)	287.50	02/07/25	(6,460)
(9)	Merck & Co., Inc.	(88,938)	99.00	02/07/25	(2,259)
(29)	Procter & Gamble (The) Co.	(481,371)	165.00	02/07/25	(6,177)
(95)	Verizon Communications, Inc.	(374,205)	39.50	02/07/25	(2,850)
	Total Call Options Written				(33,860)
	(Premiums received $35,614)
	Put Options Written — (23.7)%
(48)	Amgen, Inc.	(1,370,016)	429.05	01/26/26	(643,200)
(91)	Chevron Corp.	(1,357,629)	225.72	01/26/26	(661,024)
(224)	Cisco Systems, Inc.	(1,357,440)	91.75	01/26/26	(639,520)
(214)	Coca-Cola (The) Co.	(1,358,472)	95.47	01/26/26	(630,658)
(53)	International Business Machines Corp.	(1,355,210)	383.15	01/26/26	(630,011)
(89)	Johnson & Johnson	(1,354,135)	228.15	01/26/26	(624,424)
(47)	McDonald’s Corp.	(1,356,890)	434.28	01/26/26	(623,314)
(137)	Merck & Co., Inc.	(1,353,834)	149.17	01/26/26	(649,928)
(82)	Procter & Gamble (The) Co.	(1,361,118)	248.99	01/26/26	(618,280)
(345)	Verizon Communications, Inc.	(1,358,955)	59.48	01/26/26	(686,895)
	Total Put Options Written				(6,407,254)
	(Premiums received $6,405,012)
	Total Written Options				(6,441,114)
	(Premiums received $6,440,626)
	Net Other Assets and Liabilities — (1.0)%				(262,012)
	Net Assets — 100.0%				$27,020,714

(a)	All or a portion of this security is pledged as collateral for the options written. At January 31, 2025, the value of these securities amounts to $2,295,658.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of January 31, 2025.

FT Vest DJIA® Dogs 10 Target Income ETF (DOGG)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,571,872	$13,571,872	$—	$—
U.S. Treasury Bills	19,883,698	—	19,883,698	—
Money Market Funds	227,637	227,637	—	—
Total Investments	33,683,207	13,799,509	19,883,698	—
Purchased Options	40,633	—	40,633	—
Total	$33,723,840	$13,799,509	$19,924,331	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options:
Call Options Written	$(33,860)	$(33,860)	$—	$—
Put Options Written	(6,407,254)	—	(6,407,254)	—
Total	$(6,441,114)	$(33,860)	$(6,407,254)	$—

*	See Portfolio of Investments for industry breakout.